Expense Example - Transamerica Janus Mid-Cap Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	85	265	460	1,025	110	343	595	1,317